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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2005

Check here if Amendment [ ]; Amendment Number:_________
   This Amendment (Check only one.): [ ] is a restatement
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           Cincinnati Life Insurance Company
Address:        6200 South Gilmore Road
                Fairfield, Ohio 45014

13F File Number: 028-10754

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:   Kenneth S. Miller
Title:  Sr. Vice President
Phone:  (513) 870-2633

Signature, Place and Date of Signing:

           /s/Kenneth S. Miller     Fairfield, Ohio     August 5, 2005
           --------------------     ---------------     --------------


Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                    1
                                                -------------

Form 13F Information Table Entry Total:              25
                                                -------------

Form 13F Information Table Value Total:            433,956
                                                -------------

List of Other Included Managers:

01 Cincinnati Financial Corporation 13F File No.
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
                                              COLUMN 2      COLUMN 3             COLUMN 4       COLUMN 5   SH/PRN         PUT/CALL
            ISSUER                         TITLE OF CLASS    CUSIP               FMV (000)       SHARES
ALLIANCE CAPITAL MGMT HLDG LTD PART       COMMON            01855A101              52,531       1,123,900  SH
ALLTEL CORP                               COMMON            020039103              58,543         940,000  SH
CINERGY CORP                              COMMON            172474108              24,091         537,500  SH
COMMERCIAL NET LEASE REALTY               COMMON            202218103               8,466         413,600  SH
DEVELOPERS DIVERSIFIED REALTY             COMMON            251591103              20,682         450,000  SH
DUKE REALTY CORP                          COMMON            264411505               5,366         169,500  SH
EXXON MOBIL CORPORATION                   COMMON            30231G102              23,333         406,000  SH
FIFTH THIRD BANCORP                       COMMON            316773100              42,657       1,036,125  SH
FIRST MERIT CORPORATION                   COMMON            337915102               2,611         100,000  SH
FORTUNE BRANDS INC                        COMMON            349631101               8,880         100,000  SH
GENERAL ELECTRIC CO.                      COMMON            369604103               3,465         100,000  SH
GLIMCHER REALTY TRUST                     COMMON            379302102              24,975         900,000  SH
JOHNSON & JOHNSON                         COMMON            478160104               8,125         125,000  SH
LINCOLN NATIONAL CORP                     COMMON            534187109               7,038         150,000  SH
NATIONAL CITY CORPORATION                 COMMON            635405103              54,866       1,608,032  SH
PNC FINANCIAL SERVICES GROUP              COMMON            693475105              13,294         244,100  SH
PFIZER INC                                COMMON            717081103               3,448         125,000  SH
PIEDMONT NATURAL GAS                      COMMON            720186105                 490          20,400  SH
PROCTER & GAMBLE CORPORATION              COMMON            742718109               5,539         105,000  SH
SKY FINANCIAL GROUP INC                   COMMON            83080P103               8,620         305,900  SH
SYSCO CORP                                COMMON            871829107                 905          25,000  SH
U S BANCORP                               COMMON            902973304               7,300         250,000  SH
WELLS FARGO & CO                          COMMON            949746101              23,400         380,000  SH
WYETH                                     COMMON            983024100              22,250         500,000  SH
PARTNERRE LTD                             COMMON            G6852T105               3,081          47,828  SH
                                                                                  433,956      10,162,885

                                           COLUMN 6            COLUMN 7        COLUMN 8
            ISSUER                      INVESTMENT DIS         OTH MGRS          SOLE          SHARED         NONE
ALLIANCE CAPITAL MGMT HLDG LTD PART       SHARED                  01              -             1,123,900      -
ALLTEL CORP                               SHARED                  01              -               940,000      -
CINERGY CORP                              SHARED                  01              -               537,500      -
COMMERCIAL NET LEASE REALTY               SHARED                  01              -               413,600      -
DEVELOPERS DIVERSIFIED REALTY             SHARED                  01              -               450,000      -
DUKE REALTY CORP                          SHARED                  01              -               169,500      -
EXXON MOBIL CORPORATION                   SHARED                  01              -               406,000      -
FIFTH THIRD BANCORP                       SHARED                  01              -             1,036,125      -
FIRST MERIT CORPORATION                   SHARED                  01              -               100,000      -
FORTUNE BRANDS INC                        SHARED                  01              -               100,000      -
GENERAL ELECTRIC CO.                      SHARED                  01              -               100,000      -
GLIMCHER REALTY TRUST                     SHARED                  01              -               900,000      -
JOHNSON & JOHNSON                         SHARED                  01              -               125,000      -
LINCOLN NATIONAL CORP                     SHARED                  01              -               150,000      -
NATIONAL CITY CORPORATION                 SHARED                  01              -             1,608,032      -
PNC FINANCIAL SERVICES GROUP              SHARED                  01              -               244,100      -
PFIZER INC                                SHARED                  01              -               125,000      -
PIEDMONT NATURAL GAS                      SHARED                  01              -                20,400      -
PROCTER & GAMBLE CORPORATION              SHARED                  01              -               105,000      -
SKY FINANCIAL GROUP INC                   SHARED                  01              -               305,900      -
SYSCO CORP                                SHARED                  01              -                25,000      -
U S BANCORP                               SHARED                  01              -               250,000      -
WELLS FARGO & CO                          SHARED                  01              -               380,000      -
WYETH                                     SHARED                  01              -               500,000      -
PARTNERRE LTD                             SHARED                  01              -                47,828      -
                                                                                               10,162,885

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